Operating Segment Table - MDA (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues										$ 132,208		$ 128,986		$ 127,891		$ 126,548	$ 128,560
Interest and other financial charges										5,334		5,539		6,442
Income Tax Expense (Benefit)										1,508		1,212		2,526
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest										14,154		13,423		14,561
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent										2,699		1,144		1,829
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		$ 5,339	$ 3,509	$ 3,545	$ 2,952	$ 3,364	$ 3,181	$ 3,299	$ 3,511	15,345		13,355		13,864
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues										132,208		128,986		127,891		126,548	128,560
Intersegment [Member]
Segment Reporting Information [Line Items]
Revenues										0		0		0
GE Capital [Member]
Segment Reporting Information [Line Items]
Interest and other financial charges										4,249		4,690		5,632
Income Tax Expense (Benefit)										(126)		(456)		513
Corporate Items And Eliminations [Member]
Segment Reporting Information [Line Items]
Interest and other financial charges										1,085		849		810
Income Tax Expense (Benefit)										1,634		1,668		2,013
GE
Segment Reporting Information [Line Items]
Revenues	[1]									112,545		108,894		108,065
Interest and other financial charges										1,579	[1]	1,333	[1]	1,353	[1]	1,299	1,600
Income Tax Expense (Benefit)										1,634	[1]	1,668	[1]	2,013	[1]	4,839	2,024
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	[1]									14,118		13,826		13,985
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent	[2]									2,699		1,144		1,829
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	[2]									15,183		13,302		13,801
GE | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues										136,246		130,610		129,382		123,555	114,064
Operating Income (Loss)										21,972		20,916		19,896		19,064	17,628
GE | Power And Water [Member]
Segment Reporting Information [Line Items]
Revenues										26,595		23,777		27,180
GE | Power And Water [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues										27,564		24,724		28,299		25,675	24,779
Operating Income (Loss)										5,352		4,992		5,422		5,021	5,804
GE | Power And Water [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Revenues										969		947		1,119
GE | Oil And Gas [Member]
Segment Reporting Information [Line Items]
Revenues										18,275		16,615		14,927
GE | Oil And Gas [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues										18,676		16,975		15,241		13,608	9,433
Operating Income (Loss)										2,585		2,178		1,924		1,660	1,406
GE | Oil And Gas [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Revenues										401		360		314
GE | Energy Management [Member]
Segment Reporting Information [Line Items]
Revenues										6,429		6,721		6,925
GE | Energy Management [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues										7,319		7,569		7,412		6,422	5,161
Operating Income (Loss)										246		110		131		78	156
GE | Energy Management [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Revenues										890		848		487
GE | Aviation [Member]
Segment Reporting Information [Line Items]
Revenues										23,298		21,411		19,322
GE | Aviation [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues										23,990		21,911		19,994		18,859	17,619
Operating Income (Loss)										4,973		4,345		3,747		3,512	3,304
GE | Aviation [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Revenues										692		500		672
GE | Healthcare [Member]
Segment Reporting Information [Line Items]
Revenues										18,293		18,186		18,253
GE | Healthcare [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues										18,299		18,200		18,290		18,083	16,897
Operating Income (Loss)										3,047		3,048		2,920		2,803	2,741
GE | Healthcare [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Revenues										6		14		37
GE | Transportation [Member]
Segment Reporting Information [Line Items]
Revenues										5,652		5,873		5,597
GE | Transportation [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues										5,650		5,885		5,608		4,885	3,370
Operating Income (Loss)										1,130		1,166		1,031		757	315
GE | Transportation [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Revenues										(2)		12		11
GE | Appliances And Lighting [Member]
Segment Reporting Information [Line Items]
Revenues										8,382		8,313		7,944
GE | Appliances And Lighting [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues										8,404		8,338		7,967		7,693	7,957
Operating Income (Loss)										431		381		311		237	404
GE | Appliances And Lighting [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Revenues										22		25		23
GE | Industrial Segments [Member]
Segment Reporting Information [Line Items]
Revenues										106,924		100,896		100,148
GE | Industrial Segments [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues										109,902		103,602		102,811		95,225	85,216
Operating Income (Loss)										17,764		16,220		15,486		14,068	14,130
GE | Industrial Segments [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Revenues										2,978		2,706		2,663
GE | GE Capital [Member]
Segment Reporting Information [Line Items]
Revenues										25,307		26,153		25,843
GE | GE Capital [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues										26,344		27,008		26,571		28,330	28,848
Operating Income (Loss)										4,208		4,696		4,410		4,996	3,498
GE | GE Capital [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Revenues										1,037		855		728
GE | Corporate Items And Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues										(23)		1,937		1,900
GE | Corporate Items And Eliminations [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues										(4,038)		(1,624)		(1,491)		2,993	14,496
Operating Income (Loss)										(6,225)		(6,002)		(4,718)		(288)	(1,012)
GE | Corporate Items And Eliminations [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Revenues										(4,015)		(3,561)		(3,391)
GECC
Segment Reporting Information [Line Items]
Revenues		$ 7,121	$ 6,384	$ 6,275	$ 6,564	$ 7,481	$ 6,535	$ 6,432	$ 6,560	26,344		27,008		26,571		$ 28,330	$ 28,848
Interest and other financial charges										4,249		4,690		5,632
Income Tax Expense (Benefit)										(126)		(456)		513
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest										4,566		4,591		5,109
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent										2,704		1,210		1,682
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest										$ 7,396		$ 6,257		$ 6,278

[1]	(a) Represents the adding together of all affiliated companies except General Electric Capital Corporation (GECC or Financial Services), which is presented on a one-line basis. See Note 1.
[2]	(a) Represents the adding together of all affiliated companies except Gener al Electric Capital Corporation (GECC or Financial Services), which is presented on a one-line basis.